License, Clinical Trial and Sponsored Research Agreements (City of Hope - Sponsored Research and Clinical Trial Agreements) (Narrative) (Details) - USD ($)			1 Months Ended												3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 08, 2021	Jul. 03, 2017	Jun. 30, 2024	Apr. 30, 2024	Nov. 30, 2022	Oct. 31, 2022	Jan. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Nov. 30, 2020	Oct. 31, 2020	Jun. 30, 2020	May 31, 2017	Feb. 28, 2017	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
License, Clinical Trial and Sponsored Research Agreements
Research and development expense															$ 57,000	$ 9,527,000	$ 8,221,000	$ 34,363,000	$ 40,513,000	$ 62,475,000
Research and development
License, Clinical Trial and Sponsored Research Agreements
Forgiveness of all amounts previously owed																	$ 900,000
Mayo Clinic
License, Clinical Trial and Sponsored Research Agreements
Forgiveness of all amounts previously owed			$ 300,000
St. Jude Children's Research Hospital
License, Clinical Trial and Sponsored Research Agreements
Forgiveness of all amounts previously owed				$ 600,000
IL13Ra2 CAR and (C134)
License, Clinical Trial and Sponsored Research Agreements
Research and development expense					$ 600,000						$ 300,000
Clinical trial and sponsored research agreements | IL13Ra2 (MB-101) | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Contribution toward patient costs														$ 100,000
Contribution per patient											100,000
Annual maintenance fee payable											200,000
Clinical trial and sponsored research agreements | CD20 (MB-106) | Fred Hutchinson Cancer Center
License, Clinical Trial and Sponsored Research Agreements
Contribution toward patient costs										$ 800,000
Milestones payable		$ 5,300,000
Additional milestone payments							$ 2,200,000			1,800,000
Clinical trial and sponsored research agreements | CD20 (MB-106) | Fred Hutchinson Cancer Center | Maximum
License, Clinical Trial and Sponsored Research Agreements
Additional milestone payments							9,300,000
Sponsored research and clinical trial agreements
License, Clinical Trial and Sponsored Research Agreements
Research and development expense																			4,162,000	6,989,000
Sponsored research and clinical trial agreements | Mayo Clinic
License, Clinical Trial and Sponsored Research Agreements
Research and development expense																			551,000	968,000
Milestones payable								$ 2,100,000
Additional milestone payments						$ 100,000
Agreement term								2 years
Sponsored research and clinical trial agreements | CD123 (MB-102) | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Contribution per patient														100,000
Research and development expense																			23,000	166,000
Milestones payable														200,000
Upfront fees paid														$ 19,450
Agreement term														3 years
Sponsored research and clinical trial agreements | IL13Ra2 (MB-101) | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Contribution toward patient costs														$ 100,000
Contribution per patient											100,000
Annual maintenance fee payable									$ 200,000		200,000
Research and development expense																			1,115,000	1,486,000
Milestones payable														200,000
Upfront fees paid											29,000			$ 9,300
Agreement term														3 years
Research funding					$ 600,000						300,000
Sponsored research and clinical trial agreements | CS1 (MB-104) | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Research and development expense																			188,000	482,000
Sponsored research and clinical trial agreements | CS1 (MB-104) | City of Hope National Medical Center | Maximum
License, Clinical Trial and Sponsored Research Agreements
Milestones payable												$ 2,400,000
Sponsored research and clinical trial agreements | PSCA (MB-105) | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Research and development expense																			44,000	103,000
Milestones payable											33,000
Sponsored research and clinical trial agreements | PSCA (MB-105) | City of Hope National Medical Center | Maximum
License, Clinical Trial and Sponsored Research Agreements
Milestones payable											2,300,000
Sponsored research and clinical trial agreements | CD20 (MB-106) | Fred Hutchinson Cancer Center
License, Clinical Trial and Sponsored Research Agreements
Research and development expense																			1,254,000	1,987,000
Milestones payable		$ 5,300,000
Additional milestone payments							2,200,000			$ 1,800,000
Sponsored research and clinical trial agreements | CD20 (MB-106) | Fred Hutchinson Cancer Center | Maximum
License, Clinical Trial and Sponsored Research Agreements
Additional milestone payments							$ 9,300,000
Sponsored research and clinical trial agreements | ST. Jude - XSCID | St. Jude Children's Research Hospital
License, Clinical Trial and Sponsored Research Agreements
Research and development expense																			637,000	508,000
Sponsored research and clinical trial agreements | RAG1 SCID (MB-110) | Leiden University Medical Center
License, Clinical Trial and Sponsored Research Agreements
Research and development expense																			350,000	505,000
Milestones payable	$ 500,000
Agreement term	5 years
Sponsored research and clinical trial agreements | HER2 (MB 103) | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Research and development expense																			0	784,000
Milestones payable											29,375
Sponsored research and clinical trial agreements | HER2 (MB 103) | City of Hope National Medical Center | Maximum
License, Clinical Trial and Sponsored Research Agreements
Milestones payable											$ 3,000,000
License agreements | Fortress Biotech, Inc
License, Clinical Trial and Sponsored Research Agreements
Research and development expense																			$ 500,000	$ 1,100,000
License agreements | HER2 (MB 103) | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Annual maintenance fee payable													$ 50,000
Milestones payable													14,900,000
Upfront fees paid													$ 600,000
License agreements | IV/ICV | City of Hope National Medical Center
License, Clinical Trial and Sponsored Research Agreements
Annual maintenance fee payable														$ 25,000
Milestones payable														100,000
Upfront fees paid														$ 100,000